CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Allowance of receivables from customers	$ 15,284,002	$ 991,286
Allowance of receivables from brokers, dealers, and clearing organizations	0	0
Accrued expenses and other current liabilities	67,263,254	42,381,946
Lease liabilities, current	4,153,928	4,133,883
Lease liabilities, non-current	5,902,323	4,777,134
Deferred tax liabilities, net	$ 2,068,661	$ 3,397,831
Treasury Stock, shares	10,429,305	10,429,305
Class A ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	4,662,388,278	4,662,388,278
Common stock, shares issued (in shares)	2,542,714,350	2,252,892,845
Common stock, shares outstanding (in shares)	2,542,714,350	2,252,892,845
Class B ordinary shares
Common stock, par value (in US dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	337,611,722	337,611,722
Common stock, shares issued (in shares)	97,611,722	97,611,722
Common stock, shares outstanding (in shares)	97,611,722	97,611,722
VIEs
Accrued expenses and other current liabilities	$ 10,624,181	$ 10,223,751
Lease liabilities, current	969,176	734,591
Lease liabilities, non-current	1,292,591	72,985
Deferred tax liabilities, net	$ 27,247	$ 1,653